Cover	Aug. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2023
Document Information [Line Items]
Entity Registrant Name	EOS ENERGY ENTERPRISES, INC.
Entity Central Index Key	0001805077
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	001-39291
Entity Tax Identification Number	84-4290188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3920 Park Avenue
Entity Address, City or Town	Edison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08820
City Area Code	732
Local Phone Number	225-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Aug. 25, 2023
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EOSE
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	EOSEW
Security Exchange Name	NASDAQ